Summary of Significant Accounting Policies - Change in Accounting Policy (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Balance Sheet Related Disclosures [Abstract]
Other assets	$ 34,404	$ 30,985
Total assets	244,596	238,392
Accrued expenses and other liabilities	24,232	15,620
Retained earnings	20,553	18,809
Total liabilities and stockholders' equity	244,596	238,392
Income Statement Related Disclosures [Abstract]
Processing fees and other	438	343	$ 174
Total fee revenue	9,454	9,001	8,200
Income tax expense (benefit)	508	839	67
Net income	$ 2,593	$ 2,156	$ 2,138
Basic (in USD per share)	$ 6.46	$ 5.26	$ 5.01
Diluted (in USD per share)	$ 6.39	$ 5.19	$ 4.96
As Originally Reported
Balance Sheet Related Disclosures [Abstract]
Other assets	$ 34,434	$ 31,018
Total assets	244,626	238,425
Accrued expenses and other liabilities	24,209	15,606
Retained earnings	20,606	18,856
Total liabilities and stockholders' equity	244,626	238,425
Income Statement Related Disclosures [Abstract]
Processing fees and other	289	247	$ 90
Total fee revenue	9,305	8,905	8,116
Income tax expense (benefit)	400	722	(22)
Net income	$ 2,599	$ 2,177	$ 2,143
Basic (in USD per share)	$ 6.48	$ 5.32	$ 5.03
Diluted (in USD per share)	$ 6.40	$ 5.24	$ 4.97
Effect of Change
Balance Sheet Related Disclosures [Abstract]
Retained earnings				$ 26
Change in Accounting | Effect of Change
Balance Sheet Related Disclosures [Abstract]
Other assets	$ (30)	$ (33)
Total assets	(30)	(33)
Accrued expenses and other liabilities	23	14
Retained earnings	(53)	(47)
Total liabilities and stockholders' equity	(30)	(33)
Income Statement Related Disclosures [Abstract]
Processing fees and other	102	96	$ 84
Total fee revenue	102	96	84
Income tax expense (benefit)	108	117	89
Net income	$ (6)	$ (21)	$ (5)
Basic (in USD per share)	$ (0.02)	$ (0.06)	$ (0.02)
Diluted (in USD per share)	$ (0.01)	$ (0.05)	$ (0.01)
Other Adjustments | Effect of Change
Income Statement Related Disclosures [Abstract]
Processing fees and other	$ 47
Total fee revenue	47
Income tax expense (benefit)	0
Net income	$ 0
Basic (in USD per share)	$ 0.00
Diluted (in USD per share)	$ 0.00